CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Net sales	$ 31,622	$ 24,285	$ 26,149
Finance, interest and other income	1,806	1,747	1,930
Total Revenues	33,428	26,032	28,079
Costs and Expenses
Cost of goods sold	25,951	21,327	21,832
Selling, general and administrative expenses	2,443	2,155	2,216
Research and development expenses	1,236	932	1,030
Restructuring expenses	74	49	109
Interest expense	596	678	798
Goodwill impairment charge	0	585	0
Other, net	1,148	811	924
Total Costs and Expenses	31,448	26,537	26,909
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,980	(505)	1,170
Income tax benefit (expense)	(342)	50	271
Equity in income of unconsolidated subsidiaries and affiliates	122	17	13
Net income (loss)	1,760	(438)	1,454
Net income attributable to noncontrolling interests	37	55	32
Net income (loss) attributable to CNH Industrial N.V.	$ 1,723	$ (493)	$ 1,422
Earnings (loss) per share attributable to common shareholders
Basic (in dollars per share)	$ 1.27	$ (0.36)	$ 1.05
Diluted (in dollars per share)	1.27	(0.36)	1.05
Cash dividends declared per common share (in dollars per share)	$ 0.132	$ 0	$ 0.203